First Trust SkyBridge Crypto Industry and Digital Economy ETF Shareholder Fees	Aug. 31, 2025
First Trust SkyBridge Crypto Industry and Digital Economy ETF | First Trust SkyBridge Crypto Industry and Digital Economy ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%